Fair Values of Assets and Liabilities - Significant Unobservable inputs (Details) - RiverSource Life $ in Millions		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Significant unobservable inputs used in fair value measurements
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)	[1]	$ 16,135	$ 16,239
Corporate debt securities
Significant unobservable inputs used in fair value measurements
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		8,706	9,638
Asset backed securities
Significant unobservable inputs used in fair value measurements
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		997	537
Level 3 | Corporate debt securities
Significant unobservable inputs used in fair value measurements
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		395	496
Level 3 | Asset backed securities
Significant unobservable inputs used in fair value measurements
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)		545	291
Level 3 | Fixed deferred indexed annuities ceded embedded derivatives
Significant unobservable inputs used in fair value measurements
Receivables: embedded derivatives		48	59
Level 3 | Fixed deferred indexed annuities embedded derivatives
Significant unobservable inputs used in fair value measurements
Liabilities embedded derivatives		44	56
Level 3 | IUL embedded derivatives
Significant unobservable inputs used in fair value measurements
Liabilities embedded derivatives		739	905
Level 3 | Structured variable annuity embedded derivatives
Significant unobservable inputs used in fair value measurements
Liabilities embedded derivatives, net		$ (137)	$ 406
Level 3 | Discounted cash flow | Corporate debt securities | Minimum | Yield/spread to U.S. Treasuries
Significant unobservable inputs used in fair value measurements
Available-for-Sale securities, measurement inputs		0.011	0.008
Level 3 | Discounted cash flow | Corporate debt securities | Maximum | Yield/spread to U.S. Treasuries
Significant unobservable inputs used in fair value measurements
Available-for-Sale securities, measurement inputs		0.023	0.024
Level 3 | Discounted cash flow | Corporate debt securities | Weighted average | Yield/spread to U.S. Treasuries
Significant unobservable inputs used in fair value measurements
Available-for-Sale securities, measurement inputs		0.014	0.011
Level 3 | Discounted cash flow | Asset backed securities | Annual default rate
Significant unobservable inputs used in fair value measurements
Available-for-Sale securities, measurement inputs		0.024	0.058
Level 3 | Discounted cash flow | Asset backed securities | Loss severity
Significant unobservable inputs used in fair value measurements
Available-for-Sale securities, measurement inputs		0.250	0.250
Level 3 | Discounted cash flow | Asset backed securities | Minimum | Yield/spread to U.S. Treasuries
Significant unobservable inputs used in fair value measurements
Available-for-Sale securities, measurement inputs		0.0320
Level 3 | Discounted cash flow | Asset backed securities | Minimum | Yield/spread to swap rates
Significant unobservable inputs used in fair value measurements
Available-for-Sale securities, measurement inputs			0.0175
Level 3 | Discounted cash flow | Asset backed securities | Maximum | Yield/spread to U.S. Treasuries
Significant unobservable inputs used in fair value measurements
Available-for-Sale securities, measurement inputs		0.0550
Level 3 | Discounted cash flow | Asset backed securities | Maximum | Yield/spread to swap rates
Significant unobservable inputs used in fair value measurements
Available-for-Sale securities, measurement inputs			0.0275
Level 3 | Discounted cash flow | Asset backed securities | Weighted average | Yield/spread to U.S. Treasuries
Significant unobservable inputs used in fair value measurements
Available-for-Sale securities, measurement inputs		0.0329
Level 3 | Discounted cash flow | Asset backed securities | Weighted average | Annual default rate
Significant unobservable inputs used in fair value measurements
Available-for-Sale securities, measurement inputs		0.024	0.058
Level 3 | Discounted cash flow | Asset backed securities | Weighted average | Loss severity
Significant unobservable inputs used in fair value measurements
Available-for-Sale securities, measurement inputs		0.250	0.250
Level 3 | Discounted cash flow | Asset backed securities | Weighted average | Yield/spread to swap rates
Significant unobservable inputs used in fair value measurements
Available-for-Sale securities, measurement inputs			0.0182
Level 3 | Discounted cash flow | Fixed deferred indexed annuities ceded embedded derivatives | Minimum | Surrender rate
Significant unobservable inputs used in fair value measurements
Embedded derivative asset, measurement input		0.000	0.000
Level 3 | Discounted cash flow | Fixed deferred indexed annuities ceded embedded derivatives | Maximum | Surrender rate
Significant unobservable inputs used in fair value measurements
Embedded derivative asset, measurement input		0.668	0.668
Level 3 | Discounted cash flow | Fixed deferred indexed annuities ceded embedded derivatives | Weighted average | Surrender rate
Significant unobservable inputs used in fair value measurements
Embedded derivative asset, measurement input		0.014	0.014
Level 3 | Discounted cash flow | Fixed deferred indexed annuities embedded derivatives | Nonperformance risk
Significant unobservable inputs used in fair value measurements
Embedded derivative liability, measurement input		0.0095	0.0065
Level 3 | Discounted cash flow | Fixed deferred indexed annuities embedded derivatives | Minimum | Surrender rate
Significant unobservable inputs used in fair value measurements
Embedded derivative liability, measurement input		0.000	0.000
Level 3 | Discounted cash flow | Fixed deferred indexed annuities embedded derivatives | Maximum | Surrender rate
Significant unobservable inputs used in fair value measurements
Embedded derivative liability, measurement input		0.668	0.668
Level 3 | Discounted cash flow | Fixed deferred indexed annuities embedded derivatives | Weighted average | Surrender rate
Significant unobservable inputs used in fair value measurements
Embedded derivative liability, measurement input		0.014	0.014
Level 3 | Discounted cash flow | Fixed deferred indexed annuities embedded derivatives | Weighted average | Nonperformance risk
Significant unobservable inputs used in fair value measurements
Embedded derivative liability, measurement input		0.0095	0.0065
Level 3 | Discounted cash flow | IUL embedded derivatives | Nonperformance risk
Significant unobservable inputs used in fair value measurements
Embedded derivative liability, measurement input		0.0095	0.0065
Level 3 | Discounted cash flow | IUL embedded derivatives | Weighted average | Nonperformance risk
Significant unobservable inputs used in fair value measurements
Embedded derivative liability, measurement input		0.0095	0.0065
Level 3 | Discounted cash flow | Structured variable annuity embedded derivatives | Nonperformance risk
Significant unobservable inputs used in fair value measurements
Embedded derivative liability, net, measurement input		0.0095	0.0065
Level 3 | Discounted cash flow | Structured variable annuity embedded derivatives | Minimum | Surrender rate
Significant unobservable inputs used in fair value measurements
Embedded derivative liability, net, measurement input		0.008	0.008
Level 3 | Discounted cash flow | Structured variable annuity embedded derivatives | Maximum | Surrender rate
Significant unobservable inputs used in fair value measurements
Embedded derivative liability, net, measurement input		0.400	0.400
Level 3 | Discounted cash flow | Structured variable annuity embedded derivatives | Weighted average | Surrender rate
Significant unobservable inputs used in fair value measurements
Embedded derivative liability, net, measurement input		0.009	0.009
Level 3 | Discounted cash flow | Structured variable annuity embedded derivatives | Weighted average | Nonperformance risk
Significant unobservable inputs used in fair value measurements
Embedded derivative liability, net, measurement input		0.0095	0.0065

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.